Share capital - Classes of Shares Outstanding (Details) $ in Thousands																			6 Months Ended		12 Months Ended
	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CHF (SFr)	Jun. 27, 2022 USD ($)	Jun. 27, 2022 CHF (SFr)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CHF (SFr)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 CHF (SFr)	May 06, 2022 shares	Nov. 26, 2021 USD ($) shares	Nov. 26, 2021 CHF (SFr) shares	Sep. 09, 2021 USD ($) shares	Sep. 09, 2021 CHF (SFr) shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CHF (SFr) shares	Sep. 21, 2020 shares	Feb. 12, 2020 USD ($) shares	Feb. 12, 2020 CHF (SFr) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 shares
Number of issued and outstanding shares
Issuance of ordinary shares (in shares)																	437,000	437,000
Nominal value of shares
Balance at beginning of year | $																			$ 115,999		$ 115,999		$ 32,238		$ 9,262
Share capital increase (Note 19.1)	$ 838	SFr 835,000	$ 22	SFr 22,262.6	$ 39	SFr 37,634.4	$ 294	SFr 285,750		$ 31	SFr 29,412	$ 10	SFr 9,280	$ 463	SFr 431,250		$ 23	SFr 21,850	215	SFr 205,506.45	179,205		154,125		55,137
Total balance at end of the year | $																					213,368		115,999		32,238
Share capital
Nominal value of shares
Balance at beginning of year | $																			1,935		1,935		1,408		492
Share capital increase (Note 19.1)										$ 9,969	SFr 9,398,000	$ 1,438	SFr 1,369,000
Total balance at end of the year | $																					3,499		1,935		1,408
Share capital
Nominal value of shares
Balance at beginning of year																			$ 1,935	SFr 1,831,785.65	1,935	SFr 1,831,785.65	1,408	SFr 1,339,785	492
Share capital increase (Note 19.1) | $																					1,349		486		650
Total balance at end of the year																					$ 3,499	SFr 3,369,589.50	$ 1,935	SFr 1,831,785.65	$ 1,408	SFr 1,339,785
Ordinary shares
Number of issued and outstanding shares
Balance at beginning of year (in shares)																					67,391,790	67,391,790	36,635,713	36,635,713	13,042,080	13,042,080	9,785,080
Issuance of ordinary shares (in shares)									3,053,008	588,237	588,237	185,608	185,608	8,625,000	8,625,000	2,820,000					30,756,077	30,756,077	23,593,633	23,593,633	3,257,000	3,257,000
Issuance of preferred shares (in shares)																									0	0
Balance at the end of the year (in shares)																					67,391,790	67,391,790	36,635,713	36,635,713	13,042,080	13,042,080
Balance at end of the year (in shares)																					(62,739,265)	(62,739,265)	(35,973,339)	(35,973,339)	(12,319,805)	(12,319,805)
Ordinary shares | Share capital
Nominal value of shares
Share capital increase (Note 19.1) | $																					$ 1,564		$ 527		$ 175
Preferred shares
Number of issued and outstanding shares
Balance at beginning of year (in shares)																							0	0	13,753,612	13,753,612	0
Issuance of ordinary shares (in shares)														13,753,612	13,753,612						13,753,612	13,753,612	(13,753,612)	(13,753,612)	0	0
Issuance of preferred shares (in shares)																									13,753,612	13,753,612
Balance at the end of the year (in shares)																							0	0	13,753,612	13,753,612
Balance at end of the year (in shares)																									(13,753,612)	(13,753,612)
Preferred shares | Share capital
Nominal value of shares
Share capital increase (Note 19.1) | $																									$ 741